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VIA EDGAR


July 28, 2009


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Variable Annuity Account Five ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Seasons and Seasons Select II Variable Annuities
         File No. 333-08859 and 811-07727

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 27, 2009 for Registrant on behalf of the Seasons and Seasons Select II Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 23, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams
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Lucia B. Williams
Supervising Director,
Variable Product Regulation